UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Errol M Rudman

Address:    712 Fifth Avenue
            20th Floor
            New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Errol M Rudman
Title:      Investment Manager
Phone:      (212) 521-5160

Signature, Place and Date of Signing:


/s/ Errol M. Rudman                 New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                41

Form 13F Information Table Value Total:                $120,754
                                                      (thousands)

List of Other Included Managers: NONE

                                                             FORM 13F INFORMATION TABLE
                                                                   Errol M Rudman
                                                                   March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----
APPLE INC                     COM              037833100   5,891       9,825 SH         SOLE        NONE       9,825
AEGION CORP                   COM              00770F104     455      25,500 SH         SOLE        NONE      25,500
ALLISON TRANSMISSION HLDGS I  COM              01973R101   3,224     135,000 SH         SOLE        NONE     135,000
BANK OF AMERICA CORPORATION   COM              060505104   4,019     420,000     CALL   SOLE        NONE     420,000
BELDEN INC                    COM              077454106   1,175      31,000 SH         SOLE        NONE      31,000
BROADRIDGE FINL SOLUTIONS IN  COM              11133T103   1,009      42,200 SH         SOLE        NONE      42,200
BRUKER CORP                   COM              116794108   1,422      92,900 SH         SOLE        NONE      92,900
CITIGROUP INC                 COM NEW          172967424   5,483     150,000 SH         SOLE        NONE     150,000
CITIGROUP INC                 COM NEW          172967424   3,655     100,000     CALL   SOLE        NONE     100,000
CVS CAREMARK CORPORATION      COM              126650100   4,498     100,404 SH         SOLE        NONE     100,404
DIAMOND FOODS INC             COM              252603105     685      30,000 SH         SOLE        NONE      30,000
DIREXION SHS ETF TR           20YR TRES BEAR   25459Y678   1,388      17,100 SH         SOLE        NONE      17,100
EXPRESS SCRIPTS INC           COM              302182100   5,385      99,400 SH         SOLE        NONE      99,400
HARVARD BIOSCIENCE INC        COM              416906105     929     236,916 SH         SOLE        NONE     236,916
HCA HOLDINGS INC              COM              40412C101   2,432      98,300 SH         SOLE        NONE      98,300
KKR FINANCIAL HLDGS LLC       COM              48248A306     719      78,100 SH         SOLE        NONE      78,100
LAZARD LTD                    SHS A            G54050102   2,295      80,373 SH         SOLE        NONE      80,373
LAS VEGAS SANDS CORP          COM              517834107   1,151      20,000 SH         SOLE        NONE      20,000
MARTHA STEWART LIVING OMNIME  CL A             573083102   1,906     500,259 SH         SOLE        NONE     500,259
MEDCO HEALTH SOLUTIONS INC    COM              58405U102   4,380      62,300 SH         SOLE        NONE      62,300
MOHAWK INDS INC               COM              608190104   1,989      29,900 SH         SOLE        NONE      29,900
NOBLE ENERGY INC              COM              655044105   1,956      20,000 SH         SOLE        NONE      20,000
NATIONSTAR MTG HLDGS INC      COM              63861C109   1,077      75,000 SH         SOLE        NONE      75,000
PATTERSON COMPANIES INC       COM              703395103     551      16,500 SH         SOLE        NONE      16,500
RITCHIE BROS AUCTIONEERS      COM              767744105   5,439     228,900 SH         SOLE        NONE     228,900
ROCK-TENN CO                  CL A             772739207   4,235      62,685 SH         SOLE        NONE      62,685
ROUSE PPTYS INC               COM              779287101   1,354     100,000 SH         SOLE        NONE     100,000
RUSH ENTERPRISES INC          CL A             781846209   2,867     135,093 SH         SOLE        NONE     135,093
SCIQUEST INC NEW              COM              80908T101     527      34,550 SH         SOLE        NONE      34,550
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106   3,454     103,160 SH         SOLE        NONE     103,160
SPDR GOLD TRUST               GOLD SHS         78463V107   4,053      25,000 SH         SOLE        NONE      25,000
SIRONA DENTAL SYSTEMS INC     COM              82966C103   2,036      39,500 SH         SOLE        NONE      39,500
SLM CORP                      COM              78442P106   1,132      71,800 SH         SOLE        NONE      71,800
SOTHEBYS                      COM              835898107   1,558      39,600 SH         SOLE        NONE      39,600
STIFEL FINL CORP              COM              860630102   1,646      43,500 SH         SOLE        NONE      43,500
TRANSDIGM GROUP INC           COM              893641100  10,153      87,706 SH         SOLE        NONE      87,706
TW TELECOM INC                COM              87311L104  11,221     506,341 SH         SOLE        NONE     506,341
UNITED CONTL HLDGS INC        COM              910047109   4,300     200,000 SH         SOLE        NONE     200,000
U S G CORP                    COM NEW          903293405   2,236     130,000 SH         SOLE        NONE     130,000
WESCO AIRCRAFT HLDGS INC      COM              950814103   5,543     342,166 SH         SOLE        NONE     342,166
WAUSAU PAPER CORP             COM              943315101   1,329     141,641 SH         SOLE        NONE     141,641

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